Leases - Schedule of Lease Expenses (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease expenses	$ 24	$ 45	$ 29
Short-term lease expenses		88	60
Total lease expenses	$ 24	$ 133	$ 89